FINANCIAL INSTRUMENTS (Details 10) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 1,064,714	$ 1,560,012	$ 1,075,942	$ 589,886
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	773,822	1,412,688
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	3,891	2,264
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	43,049	13,684
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	194,942	68,916
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Cash and cash equivalents	$ 49,010	$ 62,460